Advance Payments From Customers - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Wafers | Contract cancellation
Payables To Customers [Line Items]
Contract cancellation revenue	$ 92,233	$ 27,826
Other Customers
Payables To Customers [Line Items]
Payables due to resolve dispute over solar wafer supply		$ 16,577